UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23406

Salt Funds Trust
(Exact name of registrant as specified in charter)

20 West 22nd Street, Suite 906
New York, New York 10010
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(646) 779-1050
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

Salt Low truBetaTM US Market ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description [1]	Value
	COMMON STOCKS - 99.6%
	Communications - 4.9%
2,013	AT&T, Inc.	$76,172
946	Omnicom Group, Inc.	74,072
957	T-Mobile US, Inc. [2]	75,383
1,276	Verizon Communications, Inc.	77,019
550	Walt Disney Company	71,676
		374,322
	Consumer Discretionary - 4.9%
605	Darden Restaurants, Inc.	71,523
946	Dunkin' Brands Group, Inc.	75,075
363	McDonald's Corporation	77,940
1,573	Service Corporation International	75,205
682	Yum! Brands, Inc.	77,359
		377,102
	Consumer Staples - 25.0%
1,826	Altria Group, Inc.	74,683
1,837	Archer-Daniels-Midland Company	75,445
1,199	Brown-Forman Corporation - Class B	75,273
1,650	Campbell Soup Company	77,418
1,056	Church & Dwight Company, Inc.	79,453
473	Clorox Company	71,834
1,397	Coca-Cola Company	76,053
1,078	Colgate-Palmolive Company	79,244
2,552	Conagra Brands, Inc.	78,295
264	Costco Wholesale Corporation	76,061
484	Dollar General Corporation	76,927
396	Estee Lauder Companies, Inc. - Class A	78,784
1,408	General Mills, Inc.	77,609
517	Hershey Company	80,130
1,771	Hormel Foods Corporation	77,446
1,199	Kellogg Company	77,156
2,772	Keurig Dr Pepper, Inc.	75,731
572	Kimberly-Clark Corporation	81,253
2,904	Kroger Company	74,865
1,419	Mondelez International, Inc. - Class A	78,499
561	PepsiCo, Inc.	76,913
1,045	Philip Morris International, Inc.	79,347
616	Procter & Gamble Company	76,618

979	Sysco Corporation	77,733
891	Tyson Foods, Inc. - Class A	76,751
		1,929,521
	Energy - 2.0%
3,355	Baker Hughes a GE Company	77,836
1,056	Exxon Mobil Corporation	74,564
		152,400
	Financials - 27.1%
1,474	Aflac, Inc.	77,120
4,807	AGNC Investment Corporation - REIT	77,345
726	Allstate Corporation	78,902
649	American Express Company	76,764
3,124	American Homes 4 Rent - Class A - REIT	80,880
4,664	Apple Hospitality REIT, Inc. - REIT	77,329
2,112	Brown & Brown, Inc.	76,159
2,057	Citizens Financial Group, Inc.	72,756
374	CME Group, Inc.	79,041
2,134	Cousins Properties, Inc. - REIT	80,217
561	Crown Castle International Corporation - REIT	77,985
2,189	CubeSmart - REIT	76,396
616	Digital Realty Trust, Inc. - REIT	79,963
2,354	Duke Realty Corporation - REIT	79,965
1,760	Fidelity National Financial, Inc.	78,162
583	Fidelity National Information Services, Inc.	77,399
737	Fiserv, Inc. [2]	76,346
968	Lamar Advertising Company - Class A - REIT	79,308
759	Marsh & McLennan Companies, Inc.	75,938
10,296	MFA Financial, Inc. - REIT	75,778
1,045	Progressive Corporation	80,726
1,056	Realty Income Corporation - REIT	80,974
4,323	RLJ Lodging Trust - REIT	73,448
3,124	Starwood Property Trust, Inc. - REIT	75,663
1,210	Vornado Realty Trust - REIT	77,041
902	Welltower, Inc. - REIT	81,766
3,267	Western Union Company	75,696
		2,099,067
	Health Care - 10.8%
880	Baxter International, Inc.	76,974
1,188	CVS Health Corporation	74,927
693	Eli Lilly & Company	77,498
583	Johnson & Johnson	75,428
693	Medtronic Plc	75,274
924	Merck & Company Inc.	77,782

2,057	Pfizer, Inc.	73,908
726	Quest Diagnostics, Inc.	77,704
572	ResMed, Inc.	77,283
330	UnitedHealth Group, Inc.	71,716
627	Zoetis, Inc.	78,118
		836,612
	Industrials - 2.0%
891	Republic Services, Inc.	77,116
682	Waste Management, Inc.	78,430
		155,546
	Materials - 2.9%
341	Air Products & Chemicals, Inc.	75,654
385	Ecolab, Inc.	76,246
1,804	Sealed Air Corporation	74,884
		226,784
	Technology - 2.9%
1,243	Black Knight, Inc. [2]	75,897
451	Motorola Solutions, Inc.	76,855
3,223	Sabre Corporation	72,179
		224,931
	Utilities - 17.1%
1,474	Alliant Energy Corporation	79,493
825	American Electric Power Company, Inc.	77,294
2,552	CenterPoint Energy, Inc.	77,019
1,254	CMS Energy Corporation	80,193
847	Consolidated Edison, Inc.	80,016
968	Dominion Energy, Inc.	78,447
814	Duke Energy Corporation	78,030
1,067	Edison International	80,473
924	Eversource Energy	78,974
1,617	Exelon Corporation	78,117
1,606	FirstEnergy Corporation	77,458
6,820	PG&E Corporation [2]	68,200
2,464	PPL Corporation	77,591
1,243	Public Service Enterprise Group, Inc.	77,166

1,265		Southern Company	78,139
836		WEC Energy Group, Inc.	79,504
1,221		Xcel Energy, Inc.	79,231
			1,325,345
		TOTAL COMMON STOCKS (Cost $7,287,446)	7,701,630

		SHORT-TERM INVESTMENTS - 0.2%
15,563		First American Government Obligations Fund, Class X, 1.87% [3]	15,563
		TOTAL SHORT-TERM INVESTMENTS (Cost $15,563)	15,563
		TOTAL INVESTMENTS - 99.8% (Cost $7,303,009)	7,717,193
		Other Assets in Excess of Liabilities - 0.2%	16,143
		Fund	$7,733,336

	Percentages are stated as a percent of net assets.
	REIT	Real Estate Investment Trust
	[1]	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	[2]	Non-income producing security.
	[3]	Rate shown is the annualized seven-day yield as of September 30, 2019.

Summary of Fair Value Disclosure at September 30, 2019 (Unaudited)

The Salt Low truBetaTM US Market ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principles in the United  States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 20191:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,701,630	$-	$-	$7,701,630
Short-Term Investments	15,563	-	-	15,563
Total Investments	$7,717,193	$-	$-	$7,717,193

[1] See Schedule of Investments for breakout of investments by sector classification.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Salt Funds Trust

By (Signature and Title)*       /s/ Alfred Eskandar
    Alfred Eskandar, President (principal executive officer)

Date      November 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Alfred Eskandar
Alfred Eskandar, President (principal executive officer)

Date      November 15, 2019

By (Signature and Title)*        /s/ Anthony Barchetto
Anthony Barchetto, Treasurer (principal financial officer)

Date      November 15, 2019

* Print the name and title of each signing officer under his or her signature.